EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 31,520,416	$ 30,821,659	$ 39,471,647
Balance	33,162,918	31,520,416	30,821,659
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(426,398)	(988,925)	2,173,950
Current period change	860,230	655,171	(1,733,550)
Realization of OCI to P&L of discontinued operation			(1,429,325)
Realization of OCI	(114,097)	(92,644)
Balance	319,735	(426,398)	(988,925)
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	117,821	157,640	1,056,768
Current period change	495,351	(6,447)	(452,982)
Realization of OCI to P&L of discontinued operation			(446,146)
Realization of OCI	(49,454)	(33,372)
Balance	563,718	117,821	157,640
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(544,219)	(1,146,565)	1,117,182
Current period change	364,879	661,618	(1,280,568)
Realization of OCI to P&L of discontinued operation			(983,179)
Realization of OCI	(64,643)	(59,272)
Balance	$ (243,983)	$ (544,219)	$ (1,146,565)